PAYDEN & RYGEL

333 South Grand Avenue, 32nd Floor

Los Angeles, California 90071

Telephone (213) 625-1900

February 11, 2014

WRITER’S DIRECT

DIAL NUMBER

(213) 830-4255

Securities and Exchange Commission

100 “F” Street, N.E.

Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group

Post Effective Amendment No. 86 to

Form N-1A Registration Statement

File Nos. 811-6625, 33-46973

CIK No. 0000885709

Ladies and Gentlemen:

Concurrently with this letter, we are filing electronically with the Securities and Exchange Commission (the “Commission) on behalf of The Payden & Rygel Investment Group (the “Group”), pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), Post- Effective Amendment No. 86 to the Group’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 87 under the Investment Company Act of 1940, as amended (the “Filing”). The Filing is with respect to a new series of the Group, the Payden Strategic Income Fund (the “Fund”).

Request for Selective Review and Acceleration of Effectiveness to April 11, 2014

The purpose of this letter is to request, pursuant to Rule 461 under the 1933 Act, the selective review and acceleration of the effective date of the Filing to Friday, April 11, 2014.

The request for selective review and acceleration of effectiveness is based on the fact that the Fund’s principal investment strategies and principal investment risks are similar to those of its affiliate fund, the Payden Core Bond Fund, which commenced operations on January 1, 1994. That fund was the subject of a full review by the Commission staff at the time it commenced operations and then again when the Commission significantly modified the requirements for presentation of fund information in the prospectus in the early 2000s.

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In connection with this request, the Group acknowledges and agrees specifically to the following:

1.	Should the Commission or the Commission staff, acting pursuant to delegated authority, declare the Filing effective as of April 11, 2014, it does not foreclose the Commission from taking any action with respect to the Filing; and

2.	The action of the Commission or Commission staff, acting pursuant to delegated authority, in declaring the Filing effective does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the Filing; and

3.	The Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws of the United States.

Should you have any questions on the foregoing, please do not hesitate to contact the undersigned at the number set forth above. Thank you for your assistance.

Very truly yours,

/s/ Edward S. Garlock

Edward S. Garlock

Managing Principal and

General Counsel